Subsequent Events Subsequent Events - Additional Information (Details) - USD ($)		1 Months Ended
		Apr. 30, 2017	Mar. 31, 2017		Feb. 13, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Long-term Debt, Gross			$ 6,894,000,000			$ 6,948,000,000
Notes Payable, Related Parties, Current						35,000,000
CGP
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			(160,000,000)			(160,000,000)
Secured Debt [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross			0
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Description		On April 27, 2017, CGPH entered into an Incremental Assumption Agreement and Amendment No. 1 to its First Lien Credit Agreement dated May 8, 2014 (the “Loan Amendment”)
Notes Payable, Related Parties, Current					$ 35,000,000
Subsequent Event [Member] | Senior Notes [Member] | Caesars Growth Properties Holdings, LLC [Member] | Secured Debt [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross		$ 1,300,000,000
Variable Interest Entity, Primary Beneficiary [Member] | CGP
Subsequent Event [Line Items]
Long-term Debt, Gross			2,324,000,000			2,330,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Line of Credit [Member] | CGP | Cromwell Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	[1]		175,000,000
Long-term Debt, Gross			171,000,000	[1]		171,000,000	[2]
Variable Interest Entity, Primary Beneficiary [Member] | Secured Debt [Member] | CGP | Term Loan [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross			1,143,000,000	[3]		1,146,000,000	[4]
Variable Interest Entity, Primary Beneficiary [Member] | Secured Debt [Member] | CGP | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						150,000,000
Long-term Debt, Gross			$ 0	[5]		$ 0	[6]

[1]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of March 31, 2017.
[2]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.
[3]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.
[4]	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.
[5]	Variable interest rate calculated as LIBOR plus 5.00%.
[6]	Variable interest rate calculated as LIBOR plus 5.00%.